Condensed Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 861,754
Prepaid expenses	328,772
Total current assets	1,190,526
Investments held in Trust Account	414,209,593
Total Assets	415,400,119
Current liabilities:
Accounts payable	22,120
Accrued expenses	111,146
Due to related party	9,750
Total current liabilities	143,016
Deferred underwriting commissions	14,490,000
Derivative warrant liabilities	53,801,110
Total liabilities	68,434,126
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 34,196,599 shares subject to possible redemption at $10.00 per share	341,965,990
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	34,627,888
Accumulated deficit	(29,629,640)
Total shareholders' equity	5,000,003
Total liabilities and shareholders' equity	415,400,119
Common Class A
Shareholders' Equity:
Common Stock, Value, Issued	720
Common Class B
Shareholders' Equity:
Common Stock, Value, Issued	$ 1,035